PROSPECTUS

Boston Trust Asset Management Fund (BTBFX)

Boston Trust Equity Fund (BTEFX)

Boston Trust Midcap Fund (BTMFX)

Boston Trust SMID Cap Fund (BTSMX)

Boston Trust Small Cap Fund (BOSOX)

Walden Balanced Fund (WSBFX)

(formerly, “Walden Asset Management Fund”)

Walden Equity Fund (WSEFX)

Walden Midcap Fund (WAMFX)

Walden SMID Cap Fund (WASMX)

Walden Small Cap Fund (WASOX)

Walden International Equity Fund (WIEFX)

Prospectus dated May 1, 2019 (Supplemented September 4, 2019 and November 15, 2019)

Neither the Securities and Exchange Commission nor any other regulatory body has approved the securities being offered by this prospectus or determined whether this prospectus is accurate and complete. It is unlawful for anyone to make any representation to the contrary.

The Securities and Exchange Commission will permit funds to deliver shareholder reports electronically beginning January 1, 2021. At that time, Boston Trust Walden Funds (formerly, “The Boston Trust & Walden Funds”) will send a notice, either by mail or email, each time a Fund’s updated report is available on its website (www.bostontrustwalden.com). Investors enrolled in electronic delivery will receive the notice by email, with links to the updated report. Investors who are not enrolled in electronic delivery by January 1, 2021 will receive notice in the mail. All investors who prefer to receive shareholder reports in paper may, at any time, choose that option free of charge by calling your broker dealer or other financial intermediary, or by calling the Funds at (800) 282-8782, ext. 7050.

Table of Contents

Fund Summary
1	Boston Trust Asset Management Fund
3	Boston Trust Equity Fund
5	Boston Trust Midcap Fund
7	Boston Trust SMID Cap Fund
9	Boston Trust Small Cap Fund
11	Walden Balanced Fund (formerly, “Walden Asset Management Fund”)
14	Walden Equity Fund
16	Walden Midcap Fund
18	Walden SMID Cap Fund
20	Walden Small Cap Fund
22	Walden International Equity Fund

More About Investment Objectives, Strategies and Risks
25	Investment Process
25	Buy Discipline
25	Sell Discipline
30	Temporary Defensive Position
30	Investment Risks
32	Disclosure of Portfolio Holdings
32	Environmental, Social and Governance (ESG) Guidelines
32	Active Ownership Guidelines

Shareholder Information
33	Pricing of Fund Shares
33	Purchasing and Adding to Your Shares
35	Selling Your Shares
37	Exchanging Your Shares
37	Dividends, Distributions and Taxes

Fund Management
39	The Investment Adviser
40	Portfolio Managers
40	The Distributor and Administrator
41	Cybersecurity Risk

Financial Highlights
42	Boston Trust Asset Management Fund
43	Boston Trust Equity Fund
44	Boston Trust Midcap Fund
45	Boston Trust SMID Cap Fund
46	Boston Trust Small Cap Fund
47	Walden Balanced Fund (formerly, “Walden Asset Management Fund”)
48	Walden Equity Fund
49	Walden Midcap Fund
50	Walden SMID Cap Fund
51	Walden Small Cap Fund
52	Walden International Equity Fund

May 1, 2019 (Supplemented September 4, 2019)

Boston Trust Asset Management Fund	Fund Summary

Investment Goals

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Asset Management Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.18%
Total Annual Fund Operating Expenses	0.93%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$95	$296	$515	$1,143

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 2.53% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 20% of the Fund’s assets invested in each of the following categories: (i) domestic and foreign equity securities, such as common stock and (ii) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) assessment of the economic and market outlook and the relative attractiveness of stocks, bonds, and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. While interest rates have increased recently, they remain low by historical standards and may rise further.

Consequently the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Fund’s shares will not fluctuate.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The potential departure of one or more countries from the European Union may have significant political and financial consequences for global markets.

www.bostontrustwalden.com

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
3Q2009	3Q2011
8.56%	(9.19)%

For the period January 1, 2019  through March 31, 2019,  the aggregate (non-annualized) total return for the Fund was 10.75%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2018)	Year	Years	Years	(12/1/95)
Boston Trust Asset Management Fund
Before Taxes	(1.61)%	6.48%	9.13%	7.71%
After Taxes on Distributions	(2.55)%	5.44%	8.43%	6.71%
After Taxes on Distributions and Sale of Fund Shares	(0.23)%	4.98%	7.43%	6.21%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	8.37%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(0.42)%	2.53%	3.46%	4.94%
FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.86%	0.60%	0.35%	2.26%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Domenic Colasacco, CFA, Since 1995
Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019
Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Boston Trust Equity Fund	Fund Summary

Investment Goals

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Equity Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.17%
Total Annual Fund Operating Expenses	0.92%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$94	$293	$509	$1,131

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 1.67% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

www.bostontrustwalden.com

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2009	3Q2011
14.14%	(14.21)%

For the period January 1, 2019  through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 13.03%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2018)	Year	Years	Years	(10/1/03)
Boston Trust Equity Fund
Before Taxes	(2.55)%	7.29%	11.51%	7.88%
After Taxes on Distributions	(2.94)%	6.25%	10.88%	7.36%
After Taxes on Distributions and Sale of Fund Shares	(1.21)%	5.60%	9.52%	6.53%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	8.29%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Domenic Colasacco, CFA, Since 2003
Portfolio Managers:	Amy Crandall Kaser, CFP®, Since 2019
Jason T. O’Connell, CFA, CAIA, CFP®, Since 2019

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Boston Trust Midcap Fund	Fund Summary

Investment Goals

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Midcap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$100	$312	$542	$1,201

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 19.34% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization range of the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell Midcap® Index was between $242 million and $37.5 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Walden Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

www.bostontrustwalden.com

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2009	3Q2011
18.26%	(17.41)%

For the period January 1, 2019  through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 13.82%.

				Since
Average Annual Total Returns			10	Inception
(as of December 31, 2018)	1 Year	5 Years	Years	(9/24/07)
Boston Trust Midcap Fund
Before Taxes	(3.36)%	7.68%	13.79%	8.29%
After Taxes on Distributions	(4.60)%	6.19%	12.77%	7.40%
After Taxes on Distributions and Sale of Fund Shares	(1.03)%	5.92%	11.54%	6.74%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(9.06)%	6.26%	14.03%	6.89%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen Amyouny, CFA, Since 2007
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017
Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Boston Trust SMID Cap Fund	Fund Summary

Investment Goals

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust SMID Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.23%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and/or Expense Reimbursement(1)	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 0.75% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)).The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$77	$289	$519	$1,180

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 14.98% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell 2500TM Index was between $13 million and $21.3 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

www.bostontrustwalden.com

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2012	4Q2018
11.12%	(13.81)%

For the period January 1, 2019  through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 13.94%.

			Since
Average Annual Total Returns			Inception
(as of December 31, 2018)	1 Year	5 Years	(11/30/11)
Boston Trust SMID Cap Fund
Before Taxes	(5.62)%	6.40%	10.08%
After Taxes on Distributions	(6.10)%	5.29%	8.98%
After Taxes on Distributions and Sale of Fund Shares	(3.08)%	4.83%	7.95%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	(10.00)%	5.15%	10.87%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, since 2011
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017
Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$1,000,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019 and November 15, 2019)

Boston Trust Small Cap Fund	Fund Summary

Investment Goals

The Boston Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Boston Trust Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.09%
Fee Waiver and/or Expense Reimbursement (1)	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$338	$592	$1,321

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 24.60% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was between $13 million and $21.3 billion.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

www.bostontrustwalden.com

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The quoted performance for the Fund reflects the performance of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005. The assets of the Collective Fund were converted into assets of the Fund upon the establishment of the Fund. The performance of the Collective Fund has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance may have been adversely affected. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden. com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2009	3Q2011
20.53%	(19.91)%

For the period January 1, 2019 through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 15.50%.

				Since
Average Annual Total Returns	1	5	10	Inception
(as of December 31, 2018)	Year	Years	Years	(12/31/94)
Boston Trust Small Cap Fund
Before Taxes	(6.00)%	4.46%	11.56%	10.28%
After Taxes on Distributions	(8.98)%	2.08%	9.75%	N/A
After Taxes on Distributions and Sale of Fund Shares	(1.22)%	3.31%	9.40%	N/A
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%	8.73%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact   of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”). After-tax returns for the periods prior to December 16, 2005, the time the Fund became a registered investment company, are not required to be presented.

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2005
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017
Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to  Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden Balanced Fund	Fund Summary

Investment Goals

The Walden Balanced Fund (formerly, “Walden Asset Management Fund”) seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Balanced Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.04%
Fee Waiver and/or Expense Reimbursement(1)	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$327	$570	$1,267

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 8.47% of the average value of its portfolio.

Principal Investment Strategies

The Fund will invest in a diversified portfolio of stocks, bonds and money market instruments, with at least 25% of the Fund’s assets invested in each of the following categories: (i) fixed-income securities, such as U.S. government and agency securities, corporate bonds, money market funds, and cash and (ii) domestic and foreign equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. The portion of the Fund invested in equity and fixed income securities will vary based on Boston Trust Walden Inc.’s (formerly “Boston Trust Investment Management, Inc.”) (the “Adviser”), assessment of the economic and market outlook and the relative attractiveness of stocks, bonds and money market instruments. “Assets” means net assets, plus the amount of borrowing for investment purposes. The Fund will purchase fixed income securities that are primarily rated investment grade. The Fund may invest up to 25% of its assets in foreign equity and fixed income securities.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

www.bostontrustwalden.com

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Interest Rate Risk: Interest rate risk refers to the risk that the value of the Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value as rates increase. While interest rates have increased recently, they remain low by historical standards and may rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in the Fund’s portfolio.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The potential departure of one or more countries from the European Union may have significant political financial consequences for global markets.

Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Fund do not imply that the Fund’s shares are guaranteed or that the price of the Funds’ shares will not fluctuate.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2012	3Q2011
9.29%	(10.24)%

For the period January 1, 2019  through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 9.67%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2018)	Year	Years	Years	(6/18/99)
Before Taxes	(1.90)%	5.83%	8.61%	5.06%
After Taxes on Distributions	(2.39)%	5.06%	8.10%	4.50%
After Taxes on Distributions and Sale of Fund Shares	(0.76)%	4.49%	7.01%	4.01%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	5.25%
Bloomberg Barclays U.S. Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	(0.42)%	2.53%	3.46%	4.80%
FTSE 3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	1.86%	0.60%	0.35%	1.76%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Portfolio Manager:	William H. Apfel, CFA, Since 2012

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to  Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden Equity Fund	Fund Summary

Investment Goals

The Walden Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Equity Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement(1)	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$336	$588	$1,310

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 6.51% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities, such as common stock. The Fund may invest in companies of any size, but generally focuses on large capitalization companies. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy.

Boston Trust Walden Inc. (formerly “Boston Trust Investment Management, Inc.”) (the “Adviser”) evaluates financially material environmental, social, and governance (ESG) factors as part of  the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject  to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page  29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

www.bostontrustwalden.com

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
3Q2009	3Q2011
14.02%	(14.46)%

For the period January 1, 2019 through March 31, 2019,  the aggregate (non-annualized) total return for the Fund was 13.48%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2018)	Year	Years	Years	(6/18/99)
Walden Equity Fund
Before Taxes	(2.54)%	7.58%	11.87%	5.98%
After Taxes on Distributions	(3.01)%	6.44%	11.17%	5.50%
After Taxes on Distributions and Sale of Fund Shares	(1.13)%	5.84%	9.83%	4.92%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(4.38)%	8.49%	13.12%	5.25%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Portfolio Manager:	William H. Apfel, CFA, Since 2010

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden Midcap Fund	Fund Summary

Investment Goals

The Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Midcap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$318	$552	$1,225

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 18.66% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowings for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines mid cap companies as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. The size of companies in the Russell Midcap® Index may change with market conditions. In addition, changes to the composition of the Russell Midcap® Index can change the market capitalization rangeof the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell Midcap® Index was between $242 million and $37.5 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

www.bostontrustwalden.com

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2012	4Q2018
13.14%	(12.19)%

For the period January 1, 2019 through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 14.13%.

Average Annual Total Returns (as of December 31, 2018)	1 Year	5 Years	Since Inception (8/1/11)
Walden Midcap Fund
Before Taxes	(3.58)%	7.43%	9.88%
After Taxes on Distributions	(5.04)%	6.23%	9.01%
After Taxes on Distributions and Sale of Fund Shares	(0.99)%	5.75%	7.93%
Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	(9.06)%	6.26%	10.09%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Stephen Amyouny, CFA, Since 2011
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017 Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden SMID Cap Fund	Fund Summary

Investment Goals

The Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden SMID Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement(1)	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$336	$588	$1,310

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 18.61% of the average value of the portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small and mid cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines small and mid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. The size of companies in the Russell 2500TM Index may change with market conditions. In addition, changes to the composition of the Russell 2500TM Index can change the market capitalization range of the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell 2500TM Index was between $13 million and $21.3 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Small and Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2013	4Q2018
9.71%	(13.71)%

For the period January 1, 2019  through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 13.96%.

Average Annual Total Returns (as of December 31, 2018)	1 Year	5 Years	Since Inception (6/28/12)
Walden SMID Cap Fund
Before Taxes	(5.59)%	6.04%	10.62%
After Taxes on Distributions	(6.50)%	4.96%	9.55%
After Taxes on Distributions and Sale of Fund Shares	(2.61)%	4.57%	8.35%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	(10.00)%	5.15%	10.96%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2012
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017
Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest – Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden Small Cap Fund	Fund Summary

Investment Goals

The Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.05%
Fee Waiver and/or Expense Reimbursement(1)	(0.05)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.00% of its average daily net assets through May 1, 2020 (exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$329	$575	$1,278

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 22.47% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of domestic equity securities of small cap companies. Equity securities include common stock and any rights to purchase common stock. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days’ advance notice of any change to this policy. For these purposes, Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”) (the “Adviser”) defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. The size of companies in the Russell 2000® Index may change with market conditions. In addition, changes to the composition of the Russell 2000® Index can change the market capitalization range of the companies included in the index. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was between $13 million and $21.3 billion.

The Adviser evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

www.bostontrustwalden.com

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of the Fund’s shares, can fluctuate — at times dramatically.

Small Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
2Q2009	3Q2011
21.55%	(19.74)%

For the period January 1, 2019 through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 14.91%.

Average Annual Total Returns	1	5	10	Since Inception
(as of December 31, 2018)	Year	Years	Years	(10/24/08)
Walden Small Cap Fund
Before Taxes	(6.05)%	4.37%	11.70%	12.02%
After Taxes on Distributions	(7.27)%	2.49%	10.17%	10.51%
After Taxes on Distributions and Sale of Fund Shares	(2.63)%	3.23%	9.52%	9.82%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(11.01)%	4.41%	11.97%	12.44%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	Kenneth Scott, CFA, Since 2008
Portfolio Managers:	Belinda Cavazos, CFA, Since 2017
Richard Q. Williams, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$100,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, One Beacon Street, Boston, MA 02108), by telephone (1-800-282-8782, ext 7050), or through your investment representative. You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker- Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

Walden International Equity Fund	Fund Summary

Investment Goals

The Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Walden International Equity Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (load) Imposed on Purchases	None
Maximum Deferred Sales Charge (load)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.75%
Distribution (Rule 12b-1) Fees	None
Other Expenses	0.42%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement(1), (2)	(0.07)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.10%

(1)         Boston Trust Walden Inc. (the “Adviser”) has entered into an expense limitation agreement with the Fund to reduce fees payable to the Adviser and/or reimburse the Fund to limit the Total Fund Operating Expenses of the Fund to 1.10% of its average daily net assets through May 1, 2020(exclusive of brokerage costs, interest, taxes, dividends, litigation expenses, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles)). The Adviser may seek recoupment of fees waived and expenses reimbursed within three years after the expenses occurred if the Fund is able to make the repayment without exceeding the current limitation on Total Fund Operating Expenses, or the limitation in place at the time of initial waiver/reimbursement. The expense limitation agreement may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Management Agreement.

(2)        The Fee Waiver and/or Expense Reimbursement and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated and differ from the ratio of net expenses to average nets assets given in the Fund’s annual report, which does not reflect the current expenses and expense caps of the Fund.

Example: The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes a $10,000 investment, a 5% annual return, redemption at the end of each period and that the Fund’s operating expenses remain the same. The Example reflects the fee waiver and expense reimbursement for the duration of the waiver/ reimbursement period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$365	$637	$1,414

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was 3.44% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity securities of large and middle capitalization companies located in developed countries. Equity securities, including ordinary shares, are also known as common stock. The Fund expects to purchase securities of companies whose market capitalization at the time of purchase are encompassed by the range of an index which is a proxy for the international developed markets. Market capitalization ranges may vary from country to country. As of March 31, 2019, the range of the MSCI World ex-USA Index (net) would encompass firms with market capitalizations from $1.3 billion to $291.9 billion. “Assets” means net assets, plus the amount of borrowing for investment purposes. Shareholders will be given 60 days advance notice of any change to this policy.

Boston Trust Walden Inc. (formerly “Boston Trust Investment Management, Inc.”) (the “Adviser”) evaluates financially material environmental, social, and governance (ESG) factors as part of the investment decision-making process for the Fund. The Adviser considers financial materiality as it is understood in generally accepted accounting principles—information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have on future revenues, expenses, assets, liabilities and overall risk. The Fund is subject to screening criteria in which the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence (share of total revenue derived from undesirable products/services), market share (if a company is a market leader in an undesirable product despite relatively small share of total company revenue), and severity (how proximate is the product or service to the undesirable product—e.g., minor electronic input to a weapon system). Examples of products and services are found on page 29 of the Prospectus in the second paragraph under the heading “Environmental, Social & Governance Guidelines.” In addition, the Adviser utilizes active ownership to encourage more sustainable business policies and practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy.

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Principal Investment Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and interest rates and the value of your investment in the Fund will also vary. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Investments in the Fund are not deposits of the Adviser or Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are the main risks of investing in the Fund.

Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.

Equity Risk: The value of the equity securities held by the Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically.

Mid Cap Company Risk: These companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse political, regulatory, social and economic developments and differing auditing and legal standards. The potential departure of one or more countries from the European Union may have significant political and financial consequences for global markets.

Currency Risk: A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency and can result in a loss to the Fund.

Management Risk: The ability of the Fund to meet its investment objective is directly related to the allocation of the Fund’s assets. The Adviser may allocate the Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Fund’s value may be adversely affected.

ESG Criteria Risk: Because the Fund’s criteria exclude securities of certain issuers for nonfinancial reasons, therefore, the Fund may forgo some market opportunities available to funds that do not use these criteria.

Performance

The bar chart and performance table below illustrate the variability of the returns of the Fund, which provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns over time compare with those of a broad measure of market performance. The Fund’s past performance is not an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.bostontrustwalden.com or by calling 1-800-282-8782, extension 7050.

Average Total Returns (Years ended December 31)

Best quarter:	Worst quarter:
1Q2017	4Q2018
6.21%	(11.22)%

For the period January 1, 2019 through March 31, 2019, the aggregate (non-annualized) total return for the Fund was 9.00%.

Average Annual Total Returns (as of December 31, 2018)	1 Year	Since Inception (6/9/15)
Walden International Equity Fund
Before Taxes	(10.18)%	0.80%
After Taxes on Distributions	(10.35)%	0.54%
After Taxes on Distributions and Sale of Fund Shares	(5.59)%	0.69%
MSCI World ex-USA Index (net) (reflects deduction for withholding taxes)	(14.09)%	0.26%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).

Portfolio Management

Investment Adviser:	Boston Trust Walden Inc.
Lead Portfolio Manager:	William Apfel, CFA, Since 2015
Portfolio Managers:	Nathaniel J. Riley, CFA, Since 2017
David A. Sandell, CFA, Since 2017

Buying and Selling Fund Shares

Minimum Initial Investment:	$1,000,000
Minimum Additional Investment:	$1,000

To Place Orders:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street, Boston, MA 02108

Transaction Policies

You can buy or sell shares of the Fund on any business day by mail (Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108), or by telephone (1-800-282-8782, ext 7050). You can pay for shares by check or wire transfer.

Dividends, Capital Gains and Taxes

The Fund’s distributions are taxable as ordinary income and/or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. Such tax deferred arrangements may be taxed later upon withdrawal of monies from these arrangements.

Potential Conflicts of Interest — Payments to Broker- Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary an ongoing fee for providing administrative and related shareholder services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

May 1, 2019 (Supplemented September 4, 2019)

More About Investment Objectives, Strategies And Risks

INVESTMENT PROCESS

The Adviser employs a consistent investment approach across Boston Trust Walden Funds (formerly, “The Boston Trust & Walden Funds”) (the “Funds”) as it seeks to meet each Fund’s objective. The Adviser’s strategy consists of constructing actively managed, broadly diversified portfolios of reasonably valued securities of higher quality companies and issuers. Boston Trust Walden Funds are subject to environmental, social, and governance (ESG) guidelines. Please see “Environmental, Social, and Governance (ESG) Guidelines” for more information.

The Adviser’s investment process for all Funds includes security selection and portfolio construction. The Adviser also manages asset allocation for the Boston Trust Asset Management Fund and Walden Balanced Fund, (formerly, “Walden Asset Management Fund”) which hold stocks, bonds, and money market instruments.

Asset Allocation

Asset allocation is frequently the most important determinant of total portfolio return and return variability. Using quantitative and qualitative inputs, the Adviser forecasts potential asset class returns over a range of domestic and global economic scenarios. The Adviser then manages asset allocation in the applicable Asset Management Funds with the objective of achieving a prudent risk- return profile.

Security Selection

Buy Discipline

Equity: Through a comprehensive research process, the Adviser seeks to identify and invest in stocks of higher quality companies at reasonable prices. Higher quality companies are those judged to have strong and stable returns on capital and cash flow generation, effective and disciplined capital management, prudent capital structure, and financial statements that indicate economic success. High quality companies generally have more sustainable business models. Among the indicators of business models judged to be more sustainable are distinct products or services, strong competitive position, and market leadership. The Adviser also evaluates a company’s ESG performance and incorporates its determination of potential financial materiality related to such performance under various economic and business scenarios. The Adviser assesses valuation relative to fundamentals, history, peers, and prospects, and seeks to avoid investments in companies that cannot be reasonably expected to grow at the rate of growth implied by their stock prices.

Fixed Income: Fixed income holdings are generally those issued by either the US government and its agencies, or investment-grade securities of higher quality US corporations. The Adviser seeks to add value through various avenues of active management, including: duration management (judgments relating to the sensitivity of bonds to changes in interest rates), yield curve strategies (judgments regarding the future shape of the yield curve, and differential of short vs. long-term interest rates), segment composition (judgments related to the interest rate spread or premium afforded to various segments of the fixed income investment universe, including government, government agency, and corporate bonds), and individual security selection.

Sell Discipline

The Adviser regularly monitors the Funds’ holdings, evaluating new information relative to the original investment thesis. The Adviser may sell a security when circumstances prompting the initial investment have changed significantly, including the company’s fundamentals, valuation, or ESG performance, or when the Adviser determines that there are more attractive alternatives.

Portfolio Construction:

Each Fund’s portfolio is constructed in accordance with its own investment objective; however, all Funds adhere to the following guidelines:

•      Each Fund’s equity holdings are broadly diversified across economic sectors, and when applicable, geographies;

•      In the aggregate, each Fund’s equity holdings have financial characteristics the Adviser judges to be higher quality than its investment universe. Financial characteristics such as leverage ratios, returns on equity and invested capital, are important considerations in the Adviser’s determination of the risk profile of a company. Higher quality with regard to any financial characteristics refers to the transparency, consistency, accuracy and integrity over time of the financial statements.;

•      In the aggregate, each Fund’s equity holdings have valuation characteristics the Adviser judges to be comparable or more attractive than its investment universe. Key valuation characteristics include price to earnings ratio, earnings per share and free cash flow or free cash flow per share.

Boston Trust Asset Management Fund

Investment Objective

The Boston Trust Asset Management Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•      maintains an actively managed portfolio of stocks, bonds and money market instruments

•      generally invests at least 20% of its assets in each category:

(i) fixed-income securities and (ii) domestic and foreign equity securities

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      purchases fixed income securities that are primarily investment grade

•      may invest up to 25% of its assets in foreign equity and fixed income securities

www.bostontrustwalden.com

While not part of its principal investment strategy, the Fund also:

•      may invest a portion of its assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants

•      may invest in taxable municipal bonds

•      may invest in securities of multilateral agencies

Boston Trust Equity Fund

Investment Objective

The Boston Trust Equity Fund seeks long-term capital growth through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•      invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Boston Trust Midcap Fund

Investment Objective

The Boston Trust Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell Midcap® Index was between $242 million and $37.5 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of mid cap companies

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants

Boston Trust SMID Cap Fund

Investment Objective

The Boston Trust SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid cap issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell 2500TM Index was between $13 million and $21.3 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at the time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of smid companies

•      invests in the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks, and warrants

Boston Trust Small Cap Fund

Investment Objective

The Boston Trust Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was between $13 million and $21.3 billion.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of small cap companies

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Prior Performance

The Fund’s investment objective and policies are identical to those of a collective investment fund (the “Collective Fund”) that was previously managed with full investment authority by the parent company of the Fund’s Adviser prior to the establishment of the Fund on December 16, 2005.  The assets of the Collective Fund were converted into assets of the Fund at that time. The Fund’s performance as shown on page 10 of this prospectus reflects the performance of the Collective Fund, which has been restated to reflect the net expenses (after applicable fee waivers and expense reimbursements) of the Fund for its initial year of investment operations. The Collective Fund was not registered under the Investment Company Act of 1940 (the “1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the Collective Fund had been registered under the 1940 Act, its performance might have been adversely affected.

Walden Balanced Fund

(formerly, “Walden Asset Management Fund”)

Investment Objective

The Walden Balanced Fund seeks long-term capital growth and income through an actively managed portfolio of stocks, bonds and money market instruments.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•      maintains an actively managed portfolio of stocks, bonds and money market instruments

•      invests at least 25% of its assets in each category: (i) fixed-income securities and (ii) domestic and foreign equity securities

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase, money market funds, cash and accrued income

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      purchase fixed income securities that are primarily investment grade

•      may invest up to 25% of its assets in foreign equity and fixed income securities

While not part of its principal investment strategy, the Fund also:

•      may invest a portion of its assets in fixed-income securities that are considered non-investment grade, such as those rated “BB” or lower by Standard & Poor’s

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

•      may invest up to 5% of its total assets in community development loan funds or financial institutions supporting the economic development of underserved populations and communities

•      may invest in taxable municipal bonds

•      may invest in securities of multilateral agencies

Walden Equity Fund

Investment Objective

The Walden Equity Fund seeks long-term growth of capital through an actively managed portfolio of stocks.

Policies and Strategies

Consistent with the Fund’s investment objective, the Fund:

•      invests primarily (at least 80% of its assets) in domestic equity securities under normal circumstances

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Walden Midcap Fund

Investment Objective

The Walden Midcap Fund seeks long-term capital growth through an actively managed portfolio of stocks of middle capitalization (“mid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of mid cap companies. For these purposes, the Adviser defines mid cap issuers as those with market capitalizations within the range encompassed by the Russell Midcap® Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell Midcap® Index was between $242 million and $37.5 billion. However, the Fund generally excludes securities with market capitalization less than $2 billion at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of mid cap companies

•      invests in one or more of the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks, securities convertible or exchangeable into common stocks and warrants

Walden SMID Cap Fund

Investment Objective

The Walden SMID Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small and middle capitalization (“smid cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of smid cap companies. For these purposes, the Adviser defines smid issuers as those with market capitalizations within the range encompassed by the Russell 2500TM Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell 2500TM Index was between $13 million and $21.3 billion. However, the Fund generally excludes securities with market capitalizations less than $500 million at time of purchase.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of smid companies

•      invests in the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes.

•      may invest in other investment companies

•      may invest in preferred stocks or securities convertible or exchangeable into common stocks and warrants

Walden Small Cap Fund

Investment Objective

The Walden Small Cap Fund seeks long-term capital growth through an actively managed portfolio of stocks of small capitalization (“small cap”) companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily (at least 80% of its assets) in a diversified portfolio of domestic equity securities of small cap companies. For these purposes, the Adviser defines small cap issuers as those with market capitalizations within the range encompassed by the Russell 2000® Index at the time of purchase. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was between $13 million and $21.3 billion.

Consistent with the Fund’s investment objective, the Fund:

•      invests in domestic equity securities of small cap companies

•      invests in the following types of equity securities: common stocks, and any rights to purchase common stocks

While not part of its principal investment strategy, the Fund also:

•     may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in the securities of foreign issuers, including issuers in emerging markets, and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies

•      may invest in preferred stocks or securities convertible or exchangeable into common stocks and warrants

Walden International Equity Fund

Investment Objective

The Walden International Equity Fund seeks long-term capital growth through an actively managed portfolio of equities of international companies.

Policies and Strategies

The Adviser pursues the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of companies of large and middle capitalization located in developed countries.

Consistent with the Fund’s investment objective, the Fund:

•      under normal market conditions, will invest a majority of its assets in non-U.S. securities

•      under normal circumstances, will invest at least 80% of its assets in equity securities.

•      may invest in ordinary shares (also known as common stock)

•     invests in mid cap companies. In international markets, capitalization ranges vary by country; as a result, a company that is categorized as a mid cap company in one country may be considered a large capitalization company in another country

While not part of its principal investment strategy, the Fund also:

•     may invest in one or more of the following types of equity securities: sponsored and unsponsored American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, preferred stocks, securities convertible or exchangeable into common stocks, warrants, and any rights to purchasecommon stocks. Only those convertible securities that are “in the money” or immediately convertible to common stock are considered equity securities

•     may invest in securities of companies in emerging market countries

•      may invest in fixed-income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase

•      may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government including U.S. Treasury instruments

•      may invest in cash, cash equivalents, repurchase agreements and money market funds for liquidity and cash management purposes

•      may invest in other investment companies including other investment companies that do not meet ESG guidelines

•      may invest in preferred stock, securities convertible or exchangeable into common stock, warrants and rights to purchase common stock

TEMPORARY DEFENSIVE POSITION

In the event that the Adviser determines that market conditions are not suitable for a Fund’s typical investments, the Adviser may, for temporary defensive purposes, invest all or any portion of a Fund’s assets in money market instruments. In such situations, a Fund may not achieve its stated investment objective.

INVESTMENT RISKS

Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Funds will be subject to some or all of the following risks:

•        Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets.The Funds’ performance per share will change daily based on many factors, including fluctuation in interest rates, the quality of the instruments in each Fund’s investment portfolio, national and international economic conditions and general market conditions.

•        Equity Risk: The value of the equity securities held by a Fund, and thus the value of a Fund’s shares, can fluctuate — at times dramatically. The prices of equity securities are affected by various factors, including market conditions, political and other events, and developments affecting the particular issuer or its industry or geographic sector. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•        Interest Rate Risk: Interest rate risk refers to the risk that the value of a Fund’s fixed-income securities can change in response to changes in prevailing interest rates causing volatility and possible loss of value. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. While interest rates have increased recently, they remain low by historical standards and may rise further. Consequently, the risks associated with rising interest rates are heightened. Securities with greater interest rate sensitivity, and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value.

•        Credit Risk: Credit risk refers to the risk related to the credit quality of the issuer of a security held in a Fund’s portfolio. The Funds could lose money if the issuer of a security is unable to meet its financial obligations or the market’s perception of the issuer not being able to meet those increases.

•        Small and Mid Cap Company Risk: Investments in small, smid and mid cap companies involve greater risks than investments in larger, more established companies. Small, smid and mid cap companies may experience higher growth rates and higher failure rates than do larger capitalization companies. In addition, small, smid and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. The trading volume of securities of small, smid and mid cap companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies. Some small, smid and mid cap stocks may be less liquid, making it difficult for the Funds to buy and sell shares of smaller companies. Small, smid and mid cap companies may lack depth of management, may have limited product lines, may be unable to generate funds necessary for growth or development, or may be developing or marketing new products or services for which markets are not yet established and may never become established. Small, smid and mid cap companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.

•        Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Funds invest may prove to be incorrect and there is no guarantee that the Adviser’s judgment will produce the desired results.

•        Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, regulatory, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause a Fund’s performance to fluctuate more than if it held only U.S. securities. A Fund’s investments in foreign securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities. The potential departure of one or more countries from the European Union may have significant political and financial consequences of global markets. Uncertainty relating to the withdrawal procedures and timeline may have adverse effects on valuations and the renegotiation of current trade agreements, as well as an increase in financial regulation in such markets. This may adversely impact Fund performance.

•        Government Risk: The U.S. government’s guarantee of ultimate payment of principal and timely payment of interest on certain U.S. government securities owned by the Funds do not imply that the Funds’ shares are guaranteed or that the price of the Funds’ shares will not fluctuate. If a U.S. government agency or instrumentality in which the Funds invest defaults and the U.S. government does not stand behind the obligation, the Funds’ share prices or yields could fall.

•        Currency Risk: The value of foreign currencies relative to the U.S. dollar fluctuates in response to market, economic, political, regulatory, geopolitical or other conditions. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. The Funds are not required to hedge their foreign currency risk, although it may do so through foreign currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its foreign currency risk, or the hedges are ineffective, the value of the Fund’s assets and income could be adversely affected by currency exchange rate movements.

•        ESG Criteria Risk: Because the Funds’ criteria exclude securities of certain issuers for nonfinancial reasons, the Fund may forgo some market opportunities available to funds that do not use these criteria.

The Funds may invest in particular types of securities even though such investments are not part of its principal investment strategy. The risks of investing in these securities include:

•        Emerging Market Investment Risk: The risks associated with foreign securities are magnified in “emerging markets”, which may be more volatile and less liquid than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. The Funds’ investments in emerging market securities may also be subject to foreign withholding and/ or other taxes, which would decrease the Funds’ yield on those securities.

•        Depositary Receipt Risk: A Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”), which are receipts issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. The underlying shares of depositary receipts are held in trust by a custodian bank or similar financial institution in the issuer’s home country. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. A sponsoring company provides financial information to the bank and may subsidize administration of the ADR, EDR or GDR. Unsponsored ADRs, EDRs and GDRs may be created by a broker-dealer or depository bank without the participation of the foreign issuer. Holders of these unsponsored depositary receipts generally bear all the costs of the ADR, EDR or GDR facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Unsponsored depositary receipts may carry more risk than sponsored depositary receipts because of the absence of financial information provided by the underlying company. Many of the risks described below regarding foreign securities apply to investments in ADRs, EDRs and GDRs.

•        Investment Company Risk: Investors in a Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund may invest in addition to the Fund’s direct fees and expenses.

•        Junk Bond Risk: Non-investment grade bonds, also known as high yield securities provide greater income and opportunity for gain, but entail greater risk of loss of principal. High yield securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. These investments may be issued by companies which are highly leveraged, less creditworthy or financially distressed. Although these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. The market for high yield securities is generally less active than the market for higher quality securities and the market price of these securities can change suddenly and unexpectedly. Based on various measures such as dealer inventories and average trade size, the high yield market has become less liquid at the same time as it has grown and has become more concentrated in the largest investors. During future periods of market stress, liquidity conditions in the high yield market may be worse than prior periods of market stress.

•        Convertible Security Risk: The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates.

•        Preferred Stock Risk: The Funds may invest in preferred stocks. The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

Investments in the Funds are not deposits of Boston Trust Walden Inc. or Boston Trust Walden Company (“Boston Trust”) and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DISCLOSURE OF PORTFOLIO HOLDINGS

A complete list of each Fund’s portfolio holdings is publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q and on a monthly basis on the Funds’ website at www.bostontrustwalden.com. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is provided in the Statement of Additional Information (SAI).

ENVIRONMENTAL, SOCIAL & GOVERNANCE (ESG) GUIDELINES

The Adviser evaluates financially material ESG factors as part of the investment decision-making process for all the Boston Trust Walden Funds. The Adviser considers financial materiality as it is understood in generally accepted accounting principles-information that would impact the judgment of an informed investor. The Adviser’s ESG analysis considers the range of impacts that ESG factors may have in future revenues, expenses, assets, liabilities and overall risk. Since 1975, the Adviser has been a leader in helping portfolio managers integrate environmental, social, and governance considerations into the investment process and engage in active ownership policies and strategies.

The Walden Funds are subject to screening criteria. Prior to portfolio construction, the Adviser excludes companies with significant exposure in specific products or services, considering their revenue dependence, market share, and severity. These restrictions preclude the Walden Funds from investing in companies with significant involvement in:

•        Alcohol production

•        Coal mining

•        Factory farming

•        Gaming

•        Handguns

•        Nuclear power fuel cycle

•        Prison operations

•        Tobacco manufacturing

•        Weapons systems

The Adviser also evaluates the overall performance of each company, relative to ESG guidelines, assessing its impact on stakeholders, performance over time (relative to peers and established goals), and transparency. Five broad areas encompass the Adviser’s ESG analysis: products and services; environmental impact; workplace conditions; community impact; and corporate governance. The Walden Funds may avoid companies it judges to have substandard performance in one or more of these areas.

ACTIVE OWNERSHIP GUIDELINES

The Adviser utilizes active ownership to encourage more sustainable business practices and greater ESG transparency. The Adviser encourages portfolio companies to improve their ESG performance and transparency through shareholder engagement. Engagement strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy:

•        Proxy Voting: The Funds’ proxy voting policies and guidelines generally support greater corporate accountability and improved policies and performance on key ESG parameters.

•        Company Engagement: Boston Trust Walden, on behalf of the Funds, may actively pursue company dialogues and shareholder resolutions to encourage more sustainable business practices. Areas of focus include climate change, workplace policies and practices, workforce and board diversity, corporate governance practices, and ESG disclosure.

•        Public Policy: Public policy advocacy complements company-specific engagement efforts and broadens the scope of Fund shareholders’ impact.

The Adviser has sole discretion regarding the interpretation and implementation of the Funds’ ESG and active ownership guidelines. The Funds’ guidelines are subject to change without shareholder approval. Additionally, the Funds may occasionally hold a security that does not meet these guidelines for the primary purpose of company engagement. Such holdings will be limited to a maximum of 1% of total assets.

May 1, 2019 (Supplemented September 4, 2019)

Shareholder Information

PRICING OF FUND SHARES

How NAV is Calculated

Shares of the Funds are sold at net asset value (“NAV”) per share.

The NAV is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of that Fund:

NAV =	TOTAL ASSETS – LIABILITIES NUMBER OF SHARES OUTSTANDING

The NAV per share of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (NYSE) is open for business. Generally, the NYSE is closed and the share price of the Funds is not calculated on Saturdays, Sundays and national holidays, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Any other holiday recognized by the NYSE will be considered a business holiday on which the NAV of each Fund will not be calculated.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received in good order by the Fund or your investment representative. This is known as the offering price. Only purchase orders received in good order by the Fund before 4:00 p.m. Eastern Time will be effective at that day’s NAV. On occasion, the NYSE will close before 4:00 p.m. Eastern Time.When that happens, purchase orders received after the NYSE closes will be effective the following business day. The NAV of the Fund may change every day.

Valuing Fund Assets

Each Fund’s securities generally are valued at current market values using market quotations. Each Fund may use pricing services to determine market value. If market prices are not available or, in the Adviser’s opinion, market prices do not reflect fair value, or if an event occurs after the close of trading on the exchange or market on which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, the Adviser will value a Fund’s assets at their fair value according to policies approved and periodically reviewed by the Board of Trustees of Boston Trust Walden Funds. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Foreign markets in which a Fund buys securities may be open on days the U.S. markets are closed, causing the fund’s NAV to change even though the Fund is closed. In addition, securities trading on foreign markets present time zone arbitrage opportunities when events effecting portfolio security values occur after the close of the foreign market, but prior to the close of the U.S. market. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s NAV by short-term traders. Fair valuation involves subjective judgments and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase shares of the Funds from the Funds’ transfer agent or through investment representatives who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative for specific information.

The Funds consider a purchase or sale order as received when an investment representative receives the order in good order before 4:00 p.m. Eastern Time. These orders will be priced based on a Fund’s NAV next computed after such order is received by the investment representative. It is the responsibility of the investment representative to transmit properly completed purchase orders to the Fund in a timely manner. Any change in price due to the failure of a Fund to timely receive an order must be settled between the investor and the investment representative placing the order.

Purchases of the Funds may be made on any business day. This includes any days on which the Funds are open for business, other than weekends and days on which the NYSE is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day,Thanksgiving Day, and Christmas Day.

The minimum initial investment in each Fund, except the Boston Trust SMID Cap Fund and the Walden International Equity Fund, is $100,000. The minimum initial investment in the Boston Trust SMID Cap Fund and the Walden International Equity Fund is $1,000,000. Subsequent investments in all Funds must be at least $1,000. Shares of the Funds are offered continuously for purchase at the NAV per share of the Fund next determined after a purchase order is received. Investors may purchase shares of the Funds by check or wire, as described below.

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks, starter checks, traveler’s checks, money orders, cash, and credit card convenience checks are not accepted.

A Fund or the Adviser may waive its minimum purchase requirement, or a Fund may reject a purchase order, if it is deemed to be in the best interest of either the Fund and/or its shareholders.

Frequent Trading Policy

Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders

www.bostontrustwalden.com

in the Fund. The Funds believe that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders; (b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses; and (d) incur additional tax liability. The Funds therefore discourage frequent purchase and redemptions by shareholders and they do not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time, the Funds do not impose limits on the frequency of purchases and redemptions, nor do they limit the number of exchanges into any of the Funds. The Funds reserve the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom the Funds believe has a history of abusive trading or whose trading, in the judgment of the Funds, has been or may be disruptive to the Funds. The Funds’ ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.

Investment representatives maintaining omnibus accounts with the Funds may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose fees or penalties for transactions in excess of those limits. Investment representatives also may exempt certain types of transactions from these limitations. If you purchased your shares through an investment representative, you should read carefully any materials provided by the investment representative together with this prospectus to fully understand the market timing policies applicable to you.

In accordance with Rule 22c-2 under the Investment Company Act of 1940, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to furnish the Trust, upon its request, with information regarding customer trading activities in shares of the Funds and enforce Funds’ market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in Fund shares is requested by the Trust and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds has an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons.

Distribution and Shareholder Services Agreements

Each Fund, other than the Boston Trust SMID Cap Fund, has adopted a plan under which it may enter into a Shareholder Services Agreement pursuant to which the Fund is authorized to make payments to certain entities which may include investment advisers, banks, trust companies, retirement plan administrators, and other types of service providers which provide administrative services with respect to shares of the Fund attributable to or held in the name of the service provider for its clients or other parties with whom they have a servicing relationship. Under the terms of each Shareholder Services Agreement, a Fund is authorized to pay a service provider (which may include affiliates of the Funds) a shareholder services fee which is based on the average daily net asset value of the shares of the Fund attributable to or held in the name of the service provider for providing certain administrative services to Fund shareholders with whom the service provider has a servicing relationship.

The Adviser (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers, and other industry professionals) a fee from its bona fide profits for providing distribution-related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

Instructions for Opening or Adding to an Account

Important Information About Procedures for Opening a New Account

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you is that when you open an account, you are required to provide your name, residential address, date of birth, and identification number. We may require other information that will allow us to identify you.

Foreign Investors

Each Fund will only accept new account applications and additional purchases of Fund shares from an established shareholder account that (1) reflects a residential address for an individual (or the principal place of business for an entity) located within the U.S. or its territories; or (2) reflects a U.S. military address; and (3) in every case, is associated with a valid U.S. taxpayer identification number. Funds are only offered for sale in the United States and are not widely available outside the United States. Non-U.S. investors should be aware that U.S. withholding and estate taxes and certain U.S. tax reporting requirements may apply to any investment in Boston Trust Walden Funds as a U.S. mutual fund.

Through Investment Representatives

You may purchase shares of a Fund through an investment representative, such as a broker-dealer, bank or other financial institution that purchases shares for its customers. To purchase shares, contact your investment representative. Your investment representative may charge a transaction fee to purchase shares.

By Regular Mail or Overnight Service

Initial Investment:

1.              Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later. Purchase orders must be received by the Fund in “good order”. This means your completed account application must be accompanied by payment for the shares you are purchasing.

2.              Make check or certified check payable to either “Boston Trust Asset Management Fund”, “Boston Trust Equity Fund”, “Boston Trust Midcap Fund”, “Boston Trust SMID Cap Fund”, “Boston Trust Small Cap Fund”, “Walden Balanced Fund”, “Walden Equity Fund”, “Walden Midcap Fund”, “Walden SMID Cap Fund”,”Walden Small Cap Fund” or “Walden International Equity Fund” as applicable.

3.              Mail to: Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108.

Subsequent Investments:

1.              Subsequent investments should be made by check or certified check payable to the applicable Fund and mailed to the address indicated above. Your account number should be written on the check.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment: Before wiring funds, call 1-800-282-8782, ext. 7050, or 1-617-726-7050 to advise that an initial investment will be made by wire and to receive an account number and wire instructions.

Signature Validation Program — Non-Financial Transactions The Funds and the Transfer Agent reserve the right to require signature guarantees for the non-financial transactions. The Funds accept a Signature Validation Program (SVP) stamp or a Medallion Signature Guarantee stamp if you request any of the following non-financial transactions:

•        A change in the shareholder’s name

•        An addition to or change in banking instructions

•        An addition to or change in beneficiaries

•        An addition to or change in person authorized to execute transactions in your account

•        The addition of a Power of Attorney

•        The addition of or change in a Trustee

•        A change in the custodian for a UTMA/UGMA

The SVP is intended to provide validation of authorized signatures for those transactions considered non-financial (i.e. transactions that do not involve the sale, redemption or transfer of securities). The purpose of the SVP stamp on a document is to authenticate your signature and to confirm that you have the authority to provide the instructions contained in the document. This stamp may be obtained from eligible members of a Medallion Signature Guarantee Program or other eligible guarantor institutions in accordance with SVP.

Eligible guarantor institutions generally include banks, broker/ dealers, credit unions, members of national securities exchanges, registered securities associations, clearing agencies and savings association. You should verify with the institutions that they are and an eligible guarantor institution prior to signing. A notary public cannot provide a SVP stamp.

SELLING YOUR SHARES

Instructions for Selling Shares

You may sell your shares at any time. Your sales price will be the next NAV after your redemption request that is in good order is received by the Funds, their transfer agent, or your investment representative. Normally the Funds will send proceeds, by check or electronic transfer, within seven (7) days after your request is received. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Withdrawing Money from Your Fund Investment

A request for a withdrawal in cash from any Fund constitutes a redemption or sale of shares for a mutual fund shareholder.

Through Investment Representatives

You may redeem shares of a Fund through an investment representative. Contact your investment representative for their requirements and procedure. Your investment representative may charge a transaction fee to redeem shares.

By Telephone

(unless you have declined telephone sales privileges)

1.              Call 1-800-282-8782, ext. 7050 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer).

By Mail

2(a) Call 1-800-282-8782, ext. 7050 to request redemption forms or write a letter of instruction indicating:

•                  your Fund and account number

•                  amount you wish to redeem

•                  address to which your check should be sent

•                  account owner signature

2(b) Mail to: Boston Trust Walden Funds,

c/o Boston Trust Walden Company,

One Beacon Street,

Boston, MA 02108

By Overnight Service

See instruction 2 above.

Send to: Boston Trust Walden Funds,

c/o Boston Trust Walden Company, One Beacon Street,

Boston, MA 02108

By Wire Transfer

You must indicate this option on your application. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Call 1-800-282-8782, ext. 7050 to request a wire transfer.

If you call by 4:00 p.m. Eastern Time, your payment normally will be wired to your bank on the next business day.

Redemptions in Writing Required

You must request redemption in writing in the following situations:

1.              Redemptions from Individual Retirement Accounts (“IRAs”).

2.              Circumstances under which redemption requests require a signature guarantee include, but may not be limited to, each of the following:

•        Your account address has changed within the last 14 calendar days.

•        The check is not being mailed to the address on your account.

•        The check is not being made payable to the owner(s) of the account.

•        The redemption proceeds are being transferred to another Fund account with a different registration.

•        The redemption proceeds are being wired to bank instructions not on your account.

Signature guarantees must be obtained from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

Verifying Telephone Redemptions

The Funds make every effort to insure that telephone redemptions are only made by authorized shareholders. You will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions. Telephone transaction privileges, including purchases, redemptions, and exchanges by telephonic or facsimile instructions, may be revoked at the discretion of the Fund without advance notice to shareholders. In such cases, and at times of peak activity when it may be difficult to place orders requested by telephone, transaction requests may be made by registered or express mail.

Redemptions within 10 Days of Initial Investment

When you have made your initial investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 10 business days). You can avoid this delay by purchasing shares with a certified check.

Refusal of Redemption Request

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

Redemption in Kind

The Funds reserve the right to make payment in securities rather than cash, known as “redemption in kind.” This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (a redemption of more than 1% of a Fund’s net assets). If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. To the extent feasible, the Fund expects that a redemption in kind would be a pro rata allocation of the Fund’s portfolio. If you receive securities when redeeming your account, the securities will be subject to market fluctuation and you may incur tax and brokerage charges if the securities are sold.

Closing of Small Accounts

If your account value falls below $50,000 ($500,000 for the Walden International Equity Fund and Boston Trust SMID Cap Fund) due to redemption activity, the Fund may ask you to increase your balance. If it is still below $50,000 ($500,000 for the Walden International Equity Fund and Boston Trust SMID Cap Fund) after 60 days, the Fund may close your account and send you the proceeds at the then current NAV.

Undeliverable Redemption Checks

For any shareholder who chooses to receive distributions in cash: If distribution checks (1) are returned and marked as “undeliverable” or (2) are not cashed within six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that are not cashed within six months will be canceled and the money reinvested in the Fund.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of another Boston Trust or Walden Mutual Fund. No transaction fees are charged for exchanges. An exchange is considered a sale. Consequently, gains from an exchange may be subject to applicable tax.

You must meet the minimum investment requirements for the Fund into which you are exchanging.

Instructions for Exchanging Shares

Exchanges may be made by sending a written request to Boston Trust Walden Funds, c/o Boston Trust Walden Company, One Beacon Street, Boston, MA 02108, or by calling 1-800-282-8782, ext. 7050. Please provide the following information:

•       Your name and telephone number

•       The exact name on your account and account number

•       Taxpayer identification number (usually your social security number)

•       Dollar value or number of shares to be exchanged

•      The name of the Fund from which the exchange is to be made

•      The name of the Fund into which the exchange is being made.

Please refer to “Selling your Shares” for important information about telephone transactions.

Notes on Exchanges

•       The registration and tax identification numbers of the two accounts must be identical.

•       The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

Any income a Fund receives in the form of dividends is paid out, less expenses, to its shareholders. Income dividends and capital gains distributions on the Funds usually are paid annually and are automatically reinvested in additional shares of the Fund at the applicable NAV on the distribution date unless you request cash distributions on your application or through a written request. You may elect to have distributions on shares held in IRAs paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

Dividends and distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares.

Taxes

The following information is provided to help you understand the federal income taxes you may have to pay on income dividends and capital gains distributions from the Fund, as well as on gains realized from your redemption of Fund shares. This discussion is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

Distributions. Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your shares.

Dividends are taxable in the year they are paid or credited to your account. However, dividends declared in October, November or December to shareholders of record in such a month and paid by January 31st are taxable on December 31st of the year they are declared.

Individual taxpayers are subject to a maximum federal income tax rate of 20% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers: (i) distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum federal income tax rate of 20%; (ii) a shareholder will also have to satisfy a greater than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate; and (iii) distributions of earnings from non- qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

If you are a taxable investor and invest in a Fund shortly before it makes a capital gain distribution, some of your investment may be returned to you in the form of a taxable distribution. Fund distributions will reduce a Fund’s NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution. This is commonly known as “buying a dividend.”

You will be notified in January each year about the federal tax status of distributions made by the Funds. Depending on your state of residence, distributions also may be subject to state and local taxes, including withholding taxes. There is a penalty on certain pre-retirement distributions from retirement accounts. Consult your tax adviser about the federal, state and local tax consequences in your particular circumstances.

Foreign shareholders may be subject to special withholding requirements.

The Funds may be subject to foreign taxes or tax withholding on dividends, interest, and some capital gains from foreign holdings. You, as a shareholder, may qualify for a deduction or offsetting credit under U.S. tax law for your portion of the Funds’ foreign tax obligation provided you meet certain conditions as required by the Internal Revenue Service.

Selling and Exchanging Shares. Selling your shares may result in a realized capital gain or loss, which is subject to federal income tax. For individuals, any long-term capital gains you realize from selling Fund shares currently are taxed at a maximum rate of 20%. Short-term capital gains are taxed at ordinary income tax rates. You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss, you may be able to use this capital loss to offset any other capital gains you have. An exchange of shares is considered a sale, and gains from any sale or exchange may be subject to applicable taxes.

Backup Withholding - By law, you may be subject to backup withholding on a portion of your taxable distributions and redemption proceeds unless you provide your correct Social Security or taxpayer identification number and certify that (1) this number is correct, (2) you are not subject to backup withholding, and (3) you are a U.S. person (including a U.S. resident alien). You also may be subject to withholding if the Internal Revenue Service instructs us to withhold a portion of your distributions or proceeds. When backup withholding is required, the current amount is 24% of any distributions or proceeds paid. You should be aware that a Fund may be fined annually by the Internal Revenue Service for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

Tax Status for Retirement Plans and Other Tax-Deferred Accounts - When you invest in a Fund through a qualified employee benefit plan, retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current federal income taxes. In general, these plans or accounts are governed by complex tax rules. You should ask your tax adviser or plan administrator for more information about your tax situation, including possible state or local taxes.

May 1, 2019 (Supplemented September 4, 2019)

Fund Management

The Investment Adviser

Boston Trust Walden Inc. (formerly, “Boston Trust Investment Management, Inc.”), One Beacon Street, Boston, MA 02108, is the investment adviser for the Funds. The Adviser is a wholly-owned subsidiary of Boston Trust Walden Company (formerly, “Boston Trust & Investment Management Company”).

The Adviser makes the day-to-day investment decisions for the Funds. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program. For these advisory services, each of the Funds pays the Adviser an investment advisory fee based on the Fund’s average daily net assets. Each of the Funds, other than the Boston Trust Asset Management Fund pays the Adviser investment advisory fees equaling 0.75% of its average daily net assets. The Boston Trust Asset Management Fund pays the Adviser an investment advisory fee equaling 0.75% of the first $500 million of average daily net assets and 0.50% of average daily net assets in excess of $500 million. The Adviser received investment advisory fees from each Fund equaling 0.75% of each Fund’s average daily net assets during the fiscal period ended December 31,  2018.

The Adviser has contractually agreed to reduce the amount of advisory fees it receives from each Fund and/or reimburse each Fund to the extent necessary to limit the Total Fund Operating Expenses of each Fund, except the Boston Trust SMID Cap Fund and the Walden International Equity Fund, to 1.00% of its average daily net assets. The Adviser has contractually agreed to reduce the amount of advisory fees it receives from the Boston Trust SMID Cap Fund and the Walden International Equity Fund, and/or reimburse the Boston Trust SMID Cap Fund and the Walden International Equity Fund, to the extent necessary to limit Total Fund Operating Expenses of the Boston Trust SMID Cap Fund to 0.75% of its average daily net assets and the Walden International Equity Fund to 1.10% of its average daily net assets. The Funds’ agreement is effective through May 1, 2020 and is exclusive of brokerage costs, interest, taxes, dividends, litigation, indemnification, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted accounting principles). Each Fund has agreed to repay the Adviser for amounts waived or reimbursed by the Adviser provided that such repayment does not cause a Fund’s Total Fund Operating Expenses to exceed 1.00%, or in the case of the Boston Trust SMID Cap Fund 0.75% and the Walden International Equity Fund 1.10%, of its average daily net assets and the repayment is made within three years following the date on which the expenses occurred.

Information regarding the factors considered by the Board of Trustees in connection with its most recent renewal of the Investment Advisory Agreement with respect to each Fund is provided in the Funds’ Annual Report to Shareholders for the fiscal period ended December 31, 2018.

www.bostontrustwalden.com

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the day-to-day management of each Fund’s portfolio:

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Domenic Colasacco, CFA

Mr. Colasacco is a Portfolio Manager at the Adviser. He is also Chairman at the Adviser’s parent company, Boston Trust Walden Company where he has worked since 1974. He earned B.S. and M.B.A. degrees from Babson College. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Walden Balanced Fund, Walden Equity Fund and Walden International Equity Fund: William H. Apfel, CFA

Mr. Apfel, a Portfolio Manager at the Adviser, serves as Chief Investment Officer at the Adviser’s parent company, where he has worked since 1989. Mr. Apfel earned his B.A. from Binghamton University, M.A. from Georgetown University and Ph.D from Brown University. Mr. Apfel holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Midcap Fund and Walden Midcap Fund: Stephen Amyouny, CFA

Mr. Amyouny is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 1996. He earned a B.A. from Tufts University and an M.B.A. from Boston University. He holds the Chartered Financial Analyst® designation and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Small Cap Fund, Boston Trust SMID Cap Fund, Walden SMID Cap Fund and Walden Small Cap Fund: Kenneth Scott, CFA

Mr. Scott is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company in 1999. Mr. Scott earned a B.A. degree (cum laude) and a M.S. degree from Boston College. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Small Cap Fund, Boston Trust SMID Cap Fund, Boston Trust Midcap Fund, Walden Small Cap Fund, Walden SMID Cap Fund, Walden Midcap Fund: Belinda Cavazos, CFA

Ms. Cavazos is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2013. She earned a B.A. from Yale University and an M.B.A. from the Stanford Graduate School of Business. She holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Small Cap Fund, Boston Trust SMID Cap Fund, Boston Trust Midcap Fund, Walden Small Cap Fund, Walden SMID Cap Fund, Walden Midcap Fund: Richard Q. Williams, CFA

Mr. Williams is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2013. He earned a B.A. from Williams College, an M.Sc. from the London School of Economics, and an M.B.A. from the Tuck School of Business at Dartmouth. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Walden International Equity Fund: Nathaniel J. Riley, CFA

Mr. Riley is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2010. He earned a B.A. from Dartmouth College and an M.B.A. from the University of Chicago Booth School of Business. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Walden International Equity Fund: David A. Sandell, CFA

Mr. Sandell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2013. He earned a B.A. from Washington University in St. Louis. He holds the Chartered Financial Analyst® designation, and is a member of the CFA Society Boston and the CFA Institute.

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Amy Crandall Kaser, CFP®

Ms. Crandall Kaser is a Portfolio Manager at the Adviser. She joined the Adviser’s parent company, Boston Trust Walden Company, in 2012. She earned a B.A. from the College of William & Mary and an M.B.A. from The Wharton School of the University of Pennsylvania. She holds the Certified Financial Planner (CFP) certification.

Boston Trust Asset Management Fund and Boston Trust Equity Fund: Jason T. O’Connell, CFA, CAIA, CFP®

Mr. O’Connell is a Portfolio Manager at the Adviser. He joined the Adviser’s parent company, Boston Trust Walden Company, in 2014. He earned a BS from Boston College. He holds the Certified Financial Planner (CFP) certification and holds the Chartered Alternative Investment Analyst (CAIA)  and Chartered Financial Analyst (CFA) designations and is a member of the CFA Society Boston and the CFA Institute.

The SAI has more detailed information about the Adviser as well as additional information about the portfolio managers’ compensation arrangements, other accounts managed, and ownership of securities of the Funds.

The Distributor and Administrator

Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 is the Funds’ distributor and Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219 is the Funds’ administrator.

Cybersecurity Risk

The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

May 1, 2019 (Supplemented September 4, 2019)

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in each Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Cohen & Company, Ltd., an independent registered public accounting firm, whose report, along with each Fund’s financial statements, are included in the annual report of the Funds, which is available upon request. The Walden Asset Management Fund is now known as “Walden Balanced Fund”.

Boston Trust Asset Management Fund

Selected data for a share outstanding throughout the periods indicated.

			For the nine
	For the year	For the year	months		For the year	For the year	For the year
	ended	ended	ended		ended	ended	ended
	December 31,	December 31,	December 31,		March 31,	March 31,	March 31,
	2018	2017	2016		2016	2015	2014
Net Asset Value, Beginning of Period	$46.88	$41.33	$40.92		$41.80	$40.03	$36.08

Investment Activities:
Operations:
Net investment income	0.52	0.49	0.35		0.55	0.50	0.44
Net realized/unrealized gains (losses) from investments	(1.20)	6.22	2.18		0.92	2.77	4.28
Total from investment activities	(0.68)	6.71	2.53		1.47	3.27	4.72
Dividends:
Net investment income	(0.52)	(0.49)	(0.46)		(0.57)	(0.47)	(0.44)
Net realized gains from investment transactions	(1.41)	(0.67)	(1.66)		(1.78)	(1.03)	(0.33)
Total dividends	(1.93)	(1.16)	(2.12)		(2.35)	(1.50)	(0.77)

Net Asset Value, End of Period	$44.27	$46.88	$41.33		$40.92	$41.80	$40.03

Total Return	(1.61)%	16.23%	6.19	%(a)	3.65%	8.21%	13.13%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$461,126	$496,710	$403,969		$354,405	$353,851	$340,963
Ratio of net expenses to average net assets	0.93%	0.92%	0.95	%(b)	0.94%	0.92%	0.92%
Ratio of net investment income to average net assets	1.05%	1.13%	1.15	%(b)	1.32%	1.19%	1.17%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets	0.93%	0.92%	0.95	%(b)	0.94%	0.93%	0.93%
Portfolio turnover rate	2.53%	6.96%	8.42	%(a)	11.64%	17.74%	8.94%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

www.bostontrustwalden.com

Boston Trust Equity Fund

Selected data for a share outstanding throughout the periods indicated.

			For the nine
	For the year	For the year	months		For the year	For the year	For the year
	ended	ended	ended		ended	ended	ended
	December 31,	December 31,	December 31,		March 31,	March 31,	March 31,
	2018	2017	2016		2016	2015	2014
Net Asset Value, Beginning of Period	$23.63	$20.09	$19.70		$20.66	$19.67	$16.85

Investment Activities:
Operations:
Net investment income	0.22	0.23	0.16		0.23	0.19	0.19
Net realized/unrealized gains (losses) from investments	(0.80)	3.92	1.58		0.27	1.38	2.81
Total from investment activities	(0.58)	4.15	1.74		0.50	1.57	3.00
Dividends:
Net investment income	(0.23)	(0.23)	(0.20)		(0.24)	(0.19)	(0.18)
Net realized gains from investment transactions	(0.18)	(0.38)	(1.15)		(1.22)	(0.39)	—
Total dividends	(0.41)	(0.61)	(1.35)		(1.46)	(0.58)	(0.18)

Net Asset Value, End of Period	$22.64	$23.63	$20.09		$19.70	$20.66	$19.67

Total Return	(2.55)%	20.67%	8.82	%(a)	2.59%	8.01%	17.84%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$125,844	$134,006	$118,824		$110,831	$110,664	$98,408
Ratio of net expenses to average net assets	0.92%	0.93%	0.96	%(b)	0.95%	0.94%	0.94%
Ratio of net investment income to average net assets	0.91%	1.02%	1.01	%(b)	1.14%	0.96%	1.05%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.92%	0.93%	0.96	%(b)	0.96%	0.95%	0.96%
Portfolio turnover rate	1.67%	9.00%	6.65	%(a)	18.04%	19.49%	6.29%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods ending March 31, 2014 through December 31, 2016, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Boston Trust Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

			For the nine
	For the year	For the year	months		For the year	For the year	For the year
	ended	ended	ended		ended	ended	ended
	December 31,	December 31,	December 31,		March 31,	March 31,	March 31,
	2018	2017	2016		2016	2015	2014
Net Asset Value, Beginning of Period	$17.26	$15.34	$15.29		$16.12	$15.03	$13.08

Investment Activities:
Operations:
Net investment income	0.08	0.08	0.12		0.09	0.05	0.04
Net realized/unrealized gains (losses) from investments	(0.62)	2.98	1.01		0.05	1.82	2.30
Total from investment activities	(0.54)	3.06	1.13		0.14	1.87	2.34
Dividends:
Net investment income	(0.08)	(0.08)	(0.13)		(0.09)	(0.05)	(0.04)
Net realized gains from investment transactions	(0.86)	(1.06)	(0.95)		(0.88)	(0.73)	(0.35)
Total dividends	(0.94)	(1.14)	(1.08)		(0.97)	(0.78)	(0.39)

Net Asset Value, End of Period	$15.78	$17.26	$15.34		$15.29	$16.12	$15.03

Total Return	(3.36)%	20.01%	7.29	%(a)	1.07%	12.65%	18.02%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$74,863	$61,548	$50,495		$47,941	$47,682	$41,793
Ratio of net expenses to average net assets	0.98%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.54%	0.46%	0.99	%(b)	0.58%	0.34%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	0.98%	0.98%	1.02	%(b)	1.03%	1.02%	1.01%
Portfolio turnover rate	19.34%	23.22%	14.53	%(a)	21.02%	15.76%	16.09%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Boston Trust SMID Cap Fund

Selected data for a share outstanding throughout the periods indicated.

			For the nine
	For the year	For the year	months		For the year		For the year	For the year
	ended	ended	ended		ended		ended	ended
	December 31,	December 31,	December 31,		March 31,		March 31,	March 31,
	2018	2017	2016		2016		2015	2014
Net Asset Value, Beginning of Period	$15.79	$13.48	$12.49		$13.72		$13.49	$12.05

Investment Activities:
Operations:
Net investment income/(loss)	0.11	0.07	0.13		0.06		0.01	(0.01)
Net realized/unrealized gains (losses) from investments	(0.98)	2.41	1.72		(0.41)		0.97	2.40
Total from investment activities	(0.87)	2.48	1.85		(0.35)		0.98	2.39
Dividends:
Net investment income	(0.12)	(0.08)	(0.15)		(0.04)		—	—
Net realized gains from investment transactions	(0.17)	(0.09)	(0.71)		(0.84)		(0.75)	(0.95)
Total dividends	(0.29)	(0.17)	(0.86)		(0.88)		(0.75)	(0.95)

Net Asset Value, End of Period	$14.63	$15.79	$13.48		$12.49		$13.72	$13.49

Total Return	(5.62)%	18.39%	14.67	%(a)	(2.34)%		7.69%	20.05%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$74,299	$56,443	$6,510		$5,589		$5,386	$4,808
Ratio of net expenses to average net assets	0.75%	0.75%	0.75	%(b)	0.79	%(c)	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets	0.77%	0.85%	1.31	%(b)	0.49%		0.09%	(0.06)%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (d)	0.98%	1.04%	1.61	%(b)	1.73%		1.73%	1.59%

Portfolio turnover rate	14.98%	37.44%	22.69	%(a)	50.15%		33.07%	35.97%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          The net expense ratio shown for the period presented represents the blended ratio of the current expense limit in effect as of June 1, 2015 and the higher expense limit in effect prior to that date.

(d)         During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Boston Trust Small Cap Fund

Selected data for a share outstanding throughout the periods indicated.

			For the nine
	For the year	For the year	months		For the year	For the year	For the year
	ended	ended	ended		ended	ended	ended
	December 31,	December 31,	December 31,		March 31,	March 31,	March 31,
	2018	2017	2016		2016	2015	2014
Net Asset Value, Beginning of Period	$14.73	$14.33	$12.74		$15.20	$15.73	$14.25

Investment Activities:
Operations:
Net investment income	0.07	0.07	0.12		0.06	0.03	—
Net realized/unrealized gains (losses) from investments	(0.86)	1.67	1.92		(0.25)	0.51	2.66
Total from investment activities	(0.79)	1.74	2.04		(0.19)	0.54	2.66
Dividends:
Net investment income	(0.07)	(0.08)	(0.14)		(0.06)	(0.01)	—
Net realized gains from investment transactions	(1.87)	(1.26)	(0.31)		(2.21)	(1.06)	(1.18)
Total dividends	(1.94)	(1.34)	(0.45)		(2.27)	(1.07)	(1.18)

Net Asset Value, End of Period	$12.00	$14.73	$14.33		$12.74	$15.20	$15.73

Total Return	(6.00)%	12.26%	15.94	%(a)	(0.52)%	3.81%	18.74%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$242,176	$366,113	$327,593		$338,656	$439,681	$536,292
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.39%	0.46%	1.21	%(b)	0.44%	0.17%	0.02%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.09%	1.02%	1.06	%(b)	1.08%	1.05%	1.07%
Portfolio turnover rate	24.60%	23.78%	51.92	%(a)	37.42%	28.62%	34.50%

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced or recouped by the investment adviser. If such fee reductions/recoupments had not occurred, the ratio would have been as indicated.

Walden Balanced Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the nine months		For the year	For the year	For the year
	ended December 31, 2018	ended December 31, 2017	ended December 31, 2016		ended March 31, 2016	ended March 31, 2015	ended March 31, 2014
Net Asset Value, Beginning of Period	$17.76	$15.74	$15.32		$15.96	$15.17	$13.53

Investment Activities:
Operations:
Net investment income	0.19	0.18	0.13		0.20	0.17	0.13
Net realized/unrealized gains (losses) from investments	(0.52)	2.16	0.77		0.27	0.89	1.72
Total from investment activities	(0.33)	2.34	0.90		0.47	1.06	1.85
Dividends:
Net investment income	(0.18)	(0.18)	(0.17)		(0.21)	(0.16)	(0.13)
Net realized gains from investment transactions	(0.19)	(0.14)	(0.31)		(0.90)	(0.11)	(0.08)
Total dividends	(0.37)	(0.32)	(0.48)		(1.11)	(0.27)	(0.21)

Net Asset Value, End of Period	$17.06	$17.76	$15.74		$15.32	$15.96	$15.17

Total Return	(1.90)%	14.88%	5.87	%(a)	3.10%	7.00%	13.73%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$124,495	$121,356	$101,126		$86,891	$84,499	$79,168
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	1.02%	1.08%	1.13	%(b)	1.29%	1.06%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.04%	1.03%	1.05	%(b)	1.06%	1.04%	1.05%
Portfolio turnover rate	8.47%	8.40%	10.18	%(a)	15.56%	21.62%	6.50%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Walden Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the nine months		For the year	For the year	For the year
	ended December 31, 2018	ended December 31, 2017	ended December 31, 2016		ended March 31, 2016	ended March 31, 2015	ended March 31, 2014
Net Asset Value, Beginning of Period	$21.61	$18.82	$17.88		$18.55	$18.19	$15.41

Investment Activities:
Operations:
Net investment income	0.19	0.20	0.14		0.23	0.18	0.16
Net realized/unrealized gains (losses) from investments	(0.72)	3.70	1.44		0.29	1.29	2.86
Total from investment activities	(0.53)	3.90	1.58		0.52	1.47	3.02
Dividends:
Net investment income	(0.18)	(0.20)	(0.18)		(0.24)	(0.18)	(0.15)
Net realized gains from investment transactions	(0.27)	(0.91)	(0.46)		(0.95)	(0.93)	(0.09)
Total dividends	(0.45)	(1.11)	(0.64)		(1.19)	(1.11)	(0.24)

Net Asset Value, End of Period	$20.63	$21.61	$18.82		$17.88	$18.55	$18.19

Total Return	(2.54)%	20.77%	8.80	%(a)	2.92%	8.13%	19.66%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$192,598	$197,439	$181,830		$164,566	$157,499	$151,879
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.82%	0.93%	1.00	%(b)	1.21%	0.95%	0.95%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.08%	1.07%	1.09	%(b)	1.10%	1.09%	1.08%
Portfolio turnover rate	6.51%	9.88%	9.94	%(a)	17.78%	21.31%	12.33%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Walden Midcap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the nine months		For the year	For the year	For the year
	ended December 31, 2018	ended December 31, 2017	ended December 31, 2016		ended March 31, 2016	ended March 31, 2015	ended March 31, 2014
Net Asset Value, Beginning of Period	$17.24	$14.90	$14.57		$15.18	$14.06	$12.06

Investment Activities:
Operations:
Net investment income	0.09	0.07	0.11		0.09	0.05	0.04
Net realized/unrealized gains (losses) from investments	(0.66)	2.85	0.97		0.07	1.65	2.08
Total from investment activities	(0.57)	2.92	1.08		0.16	1.70	2.12
Dividends:
Net investment income	(0.09)	(0.08)	(0.12)		(0.08)	(0.05)	(0.03)
Net realized gains from investment transactions	(1.01)	(0.50)	(0.63)		(0.69)	(0.53)	(0.09)
Total dividends	(1.10)	(0.58)	(0.75)		(0.77)	(0.58)	(0.12)

Net Asset Value, End of Period	$15.57	$17.24	$14.90		$14.57	$15.18	$14.06

Total Return	(3.58)%	19.62%	7.36	%(a)	1.27%	12.25%	17.65%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$45,819	$46,562	$39,059		$35,543	$34,959	$30,577
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.54%	0.45%	0.97	%(b)	0.59%	0.35%	0.30%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.00%	1.01%	1.04	%(b)	1.07%	1.04%	1.04%
Portfolio turnover rate	18.66%	24.85%	12.59	%(a)	20.10%	16.06%	14.86%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Walden SMID Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the nine months		For the year	For the year	For the year
	ended	ended	ended		ended	ended	ended
	December 31,	December 31,	December 31,		March 31,	March 31,	March 31,
	2018	2017	2016		2016	2015	2014
Net Asset Value, Beginning of Period	$16.69	$14.60	$13.40		$14.70	$13.97	$12.09

Investment Activities:
Operations:
Net investment income/(loss)	0.09	0.07	0.12		0.04	0.01	(0.01)
Net realized/unrealized gains (losses) from investments	(0.99)	2.40	1.87		(0.44)	1.03	2.38
Total from investment activities	(0.90)	2.47	1.99		(0.40)	1.04	2.37
Dividends:
Net investment income	(0.09)	(0.09)	(0.14)		(0.02)	(0.01)	—
Net realized gains from investment transactions	(0.58)	(0.29)	(0.65)		(0.88)	(0.30)	(0.49)
Total dividends	(0.67)	(0.38)	(0.79)		(0.90)	(0.31)	(0.49)

Net Asset Value, End of Period	$15.12	$16.69	$14.60		$13.40	$14.70	$13.97

Total Return	(5.59)%	16.94%	14.73	%(a)	(2.47)%	7.60%	19.68%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$47,621	$45,632	$38,128		$32,452	$28,369	$25,780
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income/(loss) to average net assets	0.52%	0.48%	1.12	%(b)	0.30%	0.08%	(0.05)%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.08%	1.08%	1.12	%(b)	1.15%	1.12%	1.12%
Portfolio turnover rate	18.61%	31.92%	20.85	%(a)	43.24%	33.61%	51.57%

Amounts designated as “–” are $0 or have been rounded to $0.

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Walden Small Cap Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year	For the year	For the nine months		For the year	For the year	For the year
	ended December 31, 2018	ended December 31, 2017	ended December 31, 2016		ended March 31, 2016	ended March 31, 2015	ended March 31, 2014
Net Asset Value, Beginning of Period	$19.41	$18.46	$16.45		$19.66	$20.43	$18.48

Investment Activities:
Operations:
Net investment income	0.09	0.09	0.16		0.08	0.04	0.01
Net realized/unrealized gains (losses) from investments	(1.21)	2.02	2.58		(0.38)	0.66	3.42
Total from investment activities	(1.12)	2.11	2.74		(0.30)	0.70	3.43
Dividends:
Net investment income	(0.10)	(0.10)	(0.17)		(0.07)	(0.02)	—
Net realized gains from investment transactions	(0.95)	(1.06)	(0.56)		(2.84)	(1.45)	(1.48)
Total dividends	(1.05)	(1.16)	(0.73)		(2.91)	(1.47)	(1.48)

Net Asset Value, End of Period	$17.24	$19.41	$18.46		$16.45	$19.66	$20.43
Total Return	(6.05)%	11.50%	16.57	%(a)	(0.80)%	3.86%	18.58%

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$83,077	$98,143	$85,199		$69,754	$87,740	$103,791
Ratio of net expenses to average net assets	1.00%	1.00%	1.00	%(b)	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.44%	0.47%	1.14	%(b)	0.45%	0.17%	0.03%
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (c)	1.05%	1.03%	1.06	%(b)	1.06%	1.01%	1.05%
Portfolio turnover rate	22.47%	27.16%	14.71	%(a)	38.05%	28.74%	36.60%

(a)         Not annualized for periods less than one year.

(b)         Annualized for periods less than one year.

(c)          During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

Walden International Equity Fund

Selected data for a share outstanding throughout the periods indicated.

	For the year ended	For the year ended	For the nine months ended		Period June 9, 2015 through
	December 31, 2018	December 31, 2017	December 31, 2016		March 31, 2016(a)
Net Asset Value, Beginning of Period	$11.07	$9.34	$9.45		$10.00

Investment Activities:
Operations:
Net investment income	0.17	0.13	0.12		0.08
Net realized/unrealized gains (losses) from investments	(1.29)	1.73	(0.06)		(0.59)
Total from investment activities	(1.12)	1.86	0.06		(0.51)
Dividends:
Net investment income	(0.17)	(0.13)	(0.17)		(0.04)
Net realized gains from investment transactions	—	—	—		—
Total dividends	(0.17)	(0.13)	(0.17)		(0.04)

Net Asset Value, End of Period	$9.78	$11.07	$9.34		$9.45
Total Return	(10.18)%	19.92%	0.62	%(b)	(5.09	)%(b)

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$39,056	$41,234	$14,713		$12,786
Ratio of net expenses to average net assets	1.15%	1.15%	1.15	%(c)	1.15	%(c)
Ratio of net investment income to average net assets	1.57%	1.57%	1.87	%(c)	1.22	%(c)
Ratio of expenses (before fee reductions or recoupment of fees previously reimbursed by the investment adviser) to average net assets (d)	1.17%	1.31%	1.86	%(c)	2.21	%(c)
Portfolio turnover rate	3.44%	10.16%	4.90	%(b)	5.11	%(b)

Amounts designated as “—” are $0 or have been rounded to $0.

(a)         Commencement of operations on June 9, 2015.

(b)         Not annualized for periods less than one year.

(c)          Annualized for periods less than one year.

(d)         During the periods, certain fees were reduced. If such fee reduction had not occurred, the ratio would have been as indicated.

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For more information about the Funds, the following documents are available without charge upon request:

Annual/Semi-Annual Reports:

Each Fund’s annual and semi-annual reports to shareholders contain additional investment information. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

The Funds currently maintain a separate Internet website containing copies of their reports or the SAI at www.bostontrustwalden.com. You also can get free copies of reports and the SAI, or request other information and discuss your questions about the Funds by contacting the Funds at:

Boston Trust Walden Funds

c/o Boston Trust Walden Company

One Beacon Street

Boston, Massachusetts 02108

Telephone: 1-800-282-8782 x7050

mutualfunds@bostontrustwalden.com

Information from the Securities and Exchange Commission:

You can obtain copies of Fund documents from the SEC as follows:

In person:

The SEC’s Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

By mail:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-1520

(The SEC charges a fee to copy any documents.)

On the EDGAR database via the Internet:

www.sec.gov

By electronic request:

publicinfo@sec.gov

Investment Company Act File No. 811-06526.	BTWPU 06/19